CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Current
Cash and cash equivalents	$ 69,397	$ 40,686
Restricted cash and short-term investments	36,862	56,714
Other current assets	23,206	25,984
Amount due from related parties	37,215	7,128
Inventories	1,131	1,339
Total Current Assets	167,811	131,851
Non-current
Restricted cash	123,444	136,559
Vessels and equipment and vessels under capital leases, net	1,785,800	1,847,403
Intangible assets, net	89,392	99,096
Other long-term assets	10,368	16,753
Amounts due from related parties	107,247	0
Total Assets	2,284,062	2,231,662
Current
Short-term debt and current portion of long-term debt	98,925	121,739
Other current liabilities	144,287	144,273
Total Current Liabilities	243,212	266,012
Non-current
Long-term debt	1,311,872	1,209,373
Obligations under capital leases	123,911	143,112
Other long-term liabilities	19,032	16,650
Total Liabilities	1,698,027	1,635,147
Partners' capital:
Common unitholders	480,878	486,533
Subordinated unitholders	0	12,649
General partner interest	44,236	40,293
Total Partners' capital	525,114	539,475
Accumulated other comprehensive income	(6,569)	(9,725)
Total equity before non-controlling interest	518,545	529,750
Non-controlling interest	67,490	66,765
Total Equity	586,035	596,515
Total Liabilities and Equity	$ 2,284,062	$ 2,231,662